Disposals and impairment - Schedule of amounts recognized in the income statement in respect of disposals and impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	$ 678	$ 369	$ 3,866
Losses on sale of businesses and fixed assets, and closures	1,806	156	12,181
Impairment losses	5,633	5,747	20,635
Impairment reversals	(444)	(46)	(2,294)
Impairment and losses on sale of businesses and fixed assets, and closures	6,995	5,857	30,522
gas & low carbon energy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	297	19	45
Losses on sale of businesses and fixed assets, and closures	303	9	0
Impairment losses	2,793	2,213	745
Impairment reversals	(44)	(1)	(1,333)
oil production & operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	144	297	3,446
Losses on sale of businesses and fixed assets, and closures	19	5	921
Impairment losses	1,155	1,840	4,480
Impairment reversals	(384)	(26)	(893)
customers & products
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	190	44	374
Losses on sale of businesses and fixed assets, and closures	1,457	143	177
Impairment losses	1,661	1,614	1,874
Impairment reversals	(1)	0	(68)
other businesses & corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	47	9	1
Losses on sale of businesses and fixed assets, and closures	27	(1)	11,083
Impairment losses	24	80	13,536
Impairment reversals	$ (15)	$ (19)	$ 0